The IPO Plus
                                Aftermarket Fund
 ................................................................................

                               SEMI-ANNUAL REPORT
                                 March 31, 1998




Dear Shareholder:

Thank you for being among the original investors in the first ever mutual fund to focus on investing in Initial Public Offerings ("IPOs") both at the time of the offering and in the aftermarket. We are pleased to report that the IPO Plus Aftermarket Fund (the "IPO Fund"), which began on December 19, 1997, was up 23% net of expenses during its first full quarter ended March 31, l998. This return compares favorably to a nearly 14% rise in the S&P 500 during the same period.

The IPO Fund's solid inaugural quarter is due to the positive returns gained from purchasing IPOs at the time of the offering as well as buying IPOs in subsequent aftermarket trading. Among the IPOs that produced the strongest returns for the IPO Fund in their first day of trading were: Verisign, an Internet security provider, which rose 82%; DoubleClick, an Internet advertising network operator, which rose 57%; RELTEC, a leading maker of telecom equipment, which rose 22%; and CompX, a leading provider of hardware for computer furniture, which gained 20%.

Other IPOs purchased by the IPO Fund at the time of the offering that produced solid gains were: Columbia Sportswear, the designer of popularly priced outerwear; Steelcase, the leading maker of office furniture; Ritchie Brothers Auctioneers, the Canadian-based auctioneer of farm and earth moving equipment; and Waddell & Reed, a leading underwriter and distributor of mutual funds.


The IPO Fund's investment strategy also includes buying the shares of IPOs in the aftermarket when the IPO Fund believes these companies have limited research, unseasoned trading, limited public ownership, and other characteristics that differentiate them from stocks in the broad market indices. For example, the IPO Fund purchased E*Trade, a leading on-line brokerage firm; Keebler, the second largest cookie maker; Ocular Sciences, a maker of value-priced contact lenses which it sells directly to eyewear professionals; and TV Azteca, Mexico's second largest, but most innovative, TV broadcaster.

As you can see from the portfolio holdings, the IPO Fund contains a diverse group of stocks, encompassing both small and large capitalization companies as well as US and foreign equities. Today's IPO market is much broader than in the past. It includes not only technology and emerging growth companies but also established healthcare, consumer products, energy, financial and retailing companies.

Looking forward, we continue to see a healthy IPO market, reflecting the vigorous economic activity in the US, breakthroughs in medical and communication technology, changing tastes among consumers, and growing affluence in Europe, South America and Asia. These factors make the IPO market one of the most rewarding areas of equity investment.

The IPO Fund will continue to pursue capital appreciation by seeking the most compelling IPO opportunities using Renaissance Capital's propriety research.

Sincerely,



Renaissance Capital


                            PORTFOLIO OF INVESTMENTS
 ..............................................................................

                                 March 31, l998
                                   (unaudited)










                                                     Shares        Value
                                                    ---------   -------------
Common Stock  (65.9%)

CONSUMER CYCLICAL  (13.9%)
Benckiser NV B*                                        7,000    $    385,000
CompX*                                                15,000         350,625
Steelcase Inc. A*                                     10,000         365,000
                                                                -------------
                                                                   1,100,625
CONSUMER STAPLES  (4.2%)
Keebler Foods Co.*                                    11,000         330,000

ENERGY  (4.0%)
Santa Fe International Corp.                           8,400         318,675

FINANCIAL  (11.7%)
CB Commercial Real Estate Services Group, Inc.*        6,400         256,000
E*TRADE Group, Inc.*                                  12,800         319,200
Waddell & Reed Financial, Inc. A*                     13,500         351,000
                                                                -------------
                                                                     926,200
HEALTH CARE  (2.4%)
Ocular Sciences, Inc.*                                 6,000         191,250

INFORMATION  (15.3%)
DoubleClick Inc.*                                      4,500         158,063
NeoMagic Corp.*                                       21,100         398,262
RELTEC Corp.*                                          9,000         318,938
TV Azteca, S.A. ADR*                                  17,000         333,625
VeriSign, Inc.*                                          100           4,400
                                                                -------------
                                                                   1,213,288




                        See Notes to Financial Statements
                            PORTFOLIO OF INVESTMENTS
 ................................................................................

                                   (Continued)



                                                  Shares           Value
                                                 ----------    ---------------
RETAIL  (14.4%)
Columbia Sportswear Co.*                             8,500     $      179,562
Cost Plus, Inc.*                                    11,000            349,594
dELiA*s Inc.*                                       10,900            261,600
PC Connection, Inc.*                                 2,500             53,125
Ritchie Bros. Auctioneers Inc.*                     12,500            300,781
                                                               ---------------
                                                                    1,144,662

TOTAL COMMON STOCK (Cost $4,891,422)                                5,224,700

US GOVERNMENT SECURITIES (48.2%)
US Treasury Bills due 6/25/98 to 7/2/98
        Face amount of $3,864,000 (Cost $3,817,316)                 3,817,614
                                                               ---------------
TOTAL GOVERNMENT SECURITIES                                         3,817,614

TOTAL INVESTMENTS  (114.1%) (Cost $8,708,738) (a)                   9,042,314

OTHER ASSETS AND LIABILITIES  (Net)   (14.1%)                      (1,114,501)
                                                               ---------------

NET ASSETS (100%)                                              $    7,927,813
                                                               ===============



*     Non-income producing security


(a) The cost for federal income tax purposes was $8,708,738. At March 31, 1998, net unrealized appreciation for all securities based on tax costs was $333,576. This consisted of gross unrealized appreciation for all securities of $375,558 and aggregate gross unrealized depreciation for all securities of $41,982.




                        See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
 ................................................................................


 .






 ................................................................................
         For a Share Outstanding Throughout the Period From December 19,
               l997 (commencement of operations) to March 31, l998
                                   (unaudited)


Net Asset Value, Beginning of Period                              $   12.50

Income From Investment Operations
Net Investment Income                                                     -
Net Realized and Unrealized Gain                                       2.92
                                                                  -------------
Total from Investment Operations                                       2.92

Net Asset Value, End of Period                                    $   15.42
                                                                 ==============

Total Return +                                                        23.36% **

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                             $   7,928
Ratio of Expenses to Average Net Assets                                2.50% *
Ratio of Net Investment Income to Average Net Assets                   0.46% *
Ratio of Expenses to Average Net Assets
     (excluding waivers)                                                8.56%*
Ratio of Net Investment Income to Average Net Assets
     (excluding waivers)                                              (5.60%)*
Portfolio Turnover Rate                                                   23%
Average Commission Rate                                           $    0.0613




*    Annualized
**  Not Annualized
+ Total return would have been lower had certain fees not been waived.




                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
 ................................................................................





 .
                                 March 31, l998
                                   (unaudited)

ASSETS
Investment Securities, at Value, (cost  $8,708,738)            $  9,042,314
Cash                                                                 17,859
Receivable for Portfolio Shares Sold                                345,749
Receivable for Investments Sold                                       2,400
Dividends and Interest Receivable                                       317
Organizational Costs--Note A                                        106,228
Receivable from Investment Adviser--Note B                            3,678
Other Assets                                                         15,754
                                                                     ------
Total Assets                                                      9,534,299

LIABILITIES
Payable for Investments Purchased                                 1,474,722
Payable for Administrative Fees--Note C                               1,190
Payable for Distribution Fees--Note D                                 1,096
Payable for Shareholder Services Fees--Note D                         1,096
Other Liabilities                                                   128,382
Total Liabilities                                                 1,606,486

NET ASSETS                                                    $   7,927,813
                                                              =============

NET ASSETS CONSIST OF:
Paid in Capital                                                   7,557,945
Undistributed Net Investment Income                                   2,460
Accumulated Net Realized Gain on Investments                         33,832
Net Unrealized Appreciation on Investments                          333,576
                                                                 -----------
Net Assets                                                       $7,927,813
                                                                 ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE ($7,927,813 / 514,001 shares of beneficial interest,
without par value, unlimited number of shares authorized)        $    15.42
                                                                 ===========

                        See Notes to Financial Statements
                             STATEMENT OF OPERATIONS
 ...............................................................................
   From December 19, 1997 (commencement of operations) to March 31, l998
                                 (unaudited)

INVESTMENT INCOME
Dividends                                                         $      273
Interest                                                              15,584
                                                                     --------
Total  Investment Income                                              15,857

EXPENSES
Investment Adviser--Note B
     Basic Fees                                   $ 8,013
     Less: Fees Waived                             (8,013)                 -
                                                   -------
Administrative Fees--Note C                                            1,190
Distributions Fee--Note D                                              1,335
Shareholder Services Fees--Note D                                      1,335
Trustees' Fees--Note E
     Basic Fees                                   $ 1,830
     Less: Fees Waived                             (1,830)                 -
                                                   -------
Federal and State Registration                                        14,542
Legal                                                                  4,224
Shareholder Reports                                                    3,345
Auditing                                                               2,534
Amortization of Organizational Costs--Note A                           6,656
Other Expenses                                                           844
Total Expenses                                                        36,005
Fees Assumed by the Investment Adviser--Note B                      (22,608)
                                                                    --------
Net Expenses                                                          13,397

NET INVESTMENT INCOME                                                  2,460

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investments                                      33,832
Net Unrealized Appreciation/Depreciation
     during the Period on Investments                                333,576
                                                                   ---------
Net Gain on Investments                                              367,408


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   369,868
                                                                 ===========

                        See Notes to Financial Statements
                       STATEMENT OF CHANGES IN NET ASSETS
 ...............................................................................
    From December 19, l997 (commencement of operations) to March 31, l998
                                 (unaudited)



INCREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income                                                     $2,460
Net Realized Gain from Investments                                        33,832
Net Unrealized Appreciation on Investments                               333,576
                                                                   -------------
Net Increase in Net Assets Resulting from Operations                     369,868

FUND SHARE TRANSACTIONS
Proceeds from Shares Sold                                              7,457,956
Cost of Shares Redeemed                                                  (2,011)
                                                                   -------------
Net Increase from Fund Share Transactions                              7,455,945

Total Increase in Net Assets                                           7,825,813
                                                                   =============

NET ASSETS
Beginning of Period                                                      102,000
                                                                   -------------
End of Period (including undistributed net investment
     income of $2,460)                                              $  7,927,956
                                                                   =============

INCREASE (DECREASE) IN FUND SHARES ISSUED
Number of Shares Sold                                                    505,972
Number of Shares Redeemed                                                  (131)
                                                                   -------------
Net Increase in Fund Shares                                              505,841
                                                                   =============










                        See Notes to Financial Statements
                          Notes to Financial Statements
 ...............................................................................

                                 March 31, l998
                                   (unaudited)


The IPO Plus Aftermarket Fund ("IPO Fund") is a series of Renaissance Capital Greenwich Funds ("Renaissance Capital Funds"), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO Fund.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are followed by the IPO Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were not transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the IPO Fund's Board of Trustees.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is the IPO Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

4. REPURCHASE AGREEMENTS: The IPO Fund may enter into repurchase agreements. Under the terms of a repurchase agreement, the IPO Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the IPO Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the IPO Fund was delayed pending court action.
                          Notes to Financial Statements
 ...............................................................................

                                   (continued)


5. ORGANIZATIONAL COSTS: Costs incurred by the IPO Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

6. OTHER: Security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital Corporation ("Renaissance Capital"), a registered investment adviser, the IPO Fund agrees to pay Renaissance Capital an annual fee equal to 1.50% of the average daily net assets of the IPO Fund and payable monthly. Additionally, Renaissance Capital has voluntarily agreed to defer or waive fees or absorb some or all of the expenses of the IPO Fund in order to limit Total Fund Operating Expenses to 2.5%.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the "Administration Agreement"), Chase Global Funds Services Company (the "Administrator"), generally supervises certain operations of the IPO Fund, subject to the over-all authority of the Board of Trustees. For its services, the Administrator receives a maximum annual fee of .17%, computed daily and payable monthly as a percent of assets under management.

D. SHAREHOLDER SERVICES: The IPO Fund has adopted a Distribution and Shareholder Services Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO Fund, as determined from time to time by the Board of Trustees, to pay up to .50% of the IPO Fund's average daily net assets for distribution and shareholder servicing.

Total annual fee for distribution of the IPO Fund's shares which is payable monthly, will not exceed .25% of the average daily net asset value of shares invested in the IPO Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee which is payable monthly up to .25% of the average daily net assets of shares of the IPO Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

E. TRUSTEES' FEES: For the period ended March 31, 1998, the Trustees have agreed to waive their fees.

F. PURCHASES AND SALES: For the period ended March 31, 1998, the IPO Fund made purchases of approximately $5,162,447 and sales of approximately $287,416 of investment securities other than long-term U.S. Government and short-term securities.

G. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.